Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Argentina [member]
Disclosure of information about consolidated entities [Line Items]
Acquisition of unproved properties	$ 184	$ 0
Acquisition of proved properties	580
Exploration costs	102	198	$ 156
Development costs	3,815	3,884	4,370
Total costs incurred	4,681	4,082	4,526
Other foreign [Member]
Disclosure of information about consolidated entities [Line Items]
Acquisition of unproved properties			0
Exploration costs	32	1	1
Development costs			0
Total costs incurred	32	1	1
Worldwide [member]
Disclosure of information about consolidated entities [Line Items]
Acquisition of unproved properties	184	0
Acquisition of proved properties	580
Exploration costs	134	199	157
Development costs	3,815	3,884	4,370
Total costs incurred	$ 4,713	$ 4,083	$ 4,527